BUSINESS COMBINATION (Allocation of Consideration Based on Fair Value, Hetu) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015	Oct. 01, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill		$ 226,056	$ 319,280		$ 320,424
Hetu [Member]
Business Acquisition [Line Items]
Fair value of previous held 18.18% of equity interests				$ 2,094
Cash consideration (paid)				6,137
Cash consideration (Contingent)	[1]			3,273
Total				11,504
Cash				770
Other current assets				2,446
Fixed assets				17
Identifiable intangible assets acquired				4,874
Goodwill				6,766
Liability assumed				(3,369)
Total				$ 11,504

[1]	The conditions of contingent consideration of Hetu were met, and the consideration of US$2,455 was paid in 2016 and remaining US$3,682 was paid in 2017.